Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares		Dec. 31, 2020 MXN ($) shares	Dec. 31, 2019 MXN ($) shares		Dec. 31, 2018 MXN ($) shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income	$ 521	[1]	$ 10,368	$ 12,630	[2],[3]	$ 15,070
Equity holders of the parent- continuing operations	518	[1]	10,307	12,101	[3]	10,936
Equity holders of the parent- discontinued operations	$ 0	[1]	0	0	[3]	2,975
"A" shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			4,896	5,965		7,116
Equity holders of the parent- continuing operations			$ 4,868	$ 5,715
Consolidated net income attributable to equity holders of the parent- continuing operations						5,164
Equity holders of the parent- discontinued operations						$ 1,405
Weighted average number of shares for basic earnings per share (millions of shares) | shares	7,937		7,937	7,937		7,937
"D" shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			$ 2,880	$ 3,508		$ 4,186
Equity holders of the parent- continuing operations			$ 2,863	$ 3,360
Consolidated net income attributable to equity holders of the parent- continuing operations						3,038
Equity holders of the parent- discontinued operations						$ 826
Weighted average number of shares for basic earnings per share (millions of shares) | shares	4,668		4,668	4,668		4,668
"B" shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			$ 972	$ 1,184		$ 1,413
Equity holders of the parent- continuing operations			$ 966	$ 1,135
Consolidated net income attributable to equity holders of the parent- continuing operations						1,025
Equity holders of the parent- discontinued operations						$ 279
Weighted average number of shares for basic earnings per share (millions of shares) | shares	1,576		1,576	1,576		1,576
Series L shares, without par value
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated net income			$ 1,620	$ 1,973		$ 2,355
Equity holders of the parent- continuing operations			$ 1,610	$ 1,891
Consolidated net income attributable to equity holders of the parent- continuing operations						1,709
Equity holders of the parent- discontinued operations						$ 465
Weighted average number of shares for basic earnings per share (millions of shares) | shares	2,626		2,626	2,626		2,626

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[3]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18